EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

13. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2012, 2013 and 2014:

	For the years ended December 31,
	2012	2013	2014
Basic earnings per share:
Net income attributable to Taomee Holdings Limited—basic and diluted	$8,861,867	$5,441,260	$1,006,457

Weighted average ordinary shares outstanding—basic	731,303,362	733,333,891	712,973,565

Basic earnings per share	$0.01	$0.01	$0.001

Diluted earnings per share:
Net income attributable to Taomee Holdings Limited—basic and diluted	$8,861,867	$5,441,260	$1,006,457

Weighted average ordinary shares outstanding—basic	731,303,362	733,333,891	712,973,565
Stock options	22,230,137	13,198,221	6,879,075

Weighted average ordinary shares outstanding—diluted	753,533,499	746,532,112	719,852,640

Diluted earnings per share	$0.01	$0.01	$0.001

        For the years ended December 31, 2012, 2013 and 2014, the Group had securities which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such securities consisted of the following:

	For the years ended December 31,
	2012	2013	2014
Options	21,425,000	12,520,000	10,970,000
Non-vested restricted shares	8,649,648	3,525,010	3,860,000

Total	30,074,648	16,045,010	14,830,000